INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	$ 51.9	$ 77.6
Deferred income tax	(21.2)	0.5
Total income tax expense	30.7	78.1
Canadian current income taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	3.6	1.6
Foreign current income taxes
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current income tax	48.3	76.0
Foreign deferred income taxes - origination and reversal of temporary differences	$ (21.2)	$ 0.5